CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 1,138	$ 2,691
Restricted assets	460	3,821
Accounts receivable, net	111,285	90,297
Inventories, net	91,303	73,918
Costs in excess of billings on uncompleted contracts	7,921	5,176
Assets held for sale	2,363	6,198
Prepaid expenses and other current assets	9,332	8,682
Deferred income taxes	3,332	3,562
Total current assets	227,134	194,345
Property and equipment, net of accumulated depreciation	56,039	55,076
Intangible assets, net of accumulated amortization	24,789	25,865
Goodwill	7,186	6,511
Restricted assets	1,359	2,202
Other assets	2,033	2,013
Total assets	318,540	286,012
Current liabilities
Accounts payable	64,984	74,231
Accrued expenses and other liabilities	30,528	25,277
Revolving line of credit	0	72,218
Income taxes payable	2,989	2,939
Current portion of restructuring reserve	1,594	1,513
Current portion of capital lease obligation	1,240	1,329
Billings in excess of costs on uncompleted contracts	1,599	1,239
Total current liabilities	102,934	178,746
Revolving line of credit	59,072	0
Long-term portion of capital lease obligation	6,011	5,635
Deferred income taxes	15,496	16,983
Other long-term liabilities	7,346	9,007
Total liabilities	190,859	210,371
Commitments and contingencies (Note 16)
Preferred stock	0	0
Stockholders' equity
Common stock	261	0
Additional paid-in capital	144,570	46,534
Retained deficit	(17,150)	(12,515)
Total stockholders' equity	127,681	34,164
Total liabilities and stockholders' equity	318,540	286,012
Redeemable Class A Junior Preferred Stock [Member]
Current liabilities
Preferred stock	0	0
Redeemable Class B Senior Preferred Stock [Member]
Current liabilities
Preferred stock	0	36,477
Class C Convertible Preferred Stock [Member]
Current liabilities
Preferred stock	0	5,000
Class A Voting common stock [Member]
Stockholders' equity
Common stock	0	116
Class B Nonvoting common stock [Member]
Stockholders' equity
Common stock	$ 0	$ 29